Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt

Note 8

Debt

Changes to debt during 2011 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2011	$7,542	$45,252	$52,794
Proceeds from long-term borrowings	–	11,060	11,060
Repayments of long-term borrowings and capital leases obligations	(11,805)	–	(11,805)
Increase in short-term obligations, excluding current maturities	1,928	–	1,928
Reclassifications of long-term debt	6,100	(6,100)	–
Debt acquired (Note 2)	748	–	748
Other	336	91	427

Balance at December 31, 2011	$4,849	$50,303	$55,152

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2011	2010
Long-term debt maturing within one year	$2,915	$7,542
Commercial paper	1,934	–

Total debt maturing within one year	$4,849	$7,542

The weighted average interest rate for our commercial paper outstanding at December 31, 2011 was 0.40%.

Credit Facility

As of December 31, 2011, the unused borrowing capacity under a $6.2 billion three-year credit facility with a group of major financial institutions was approximately $6.1 billion. On April 15, 2011, we amended this facility primarily to reduce fees and borrowing costs and extend the maturity date to October 15, 2014.

Long-Term Debt

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2011	2010
Verizon Communications - notes payable and other	1.25 – 3.50	2013 – 2021	$6,900	$–
	4.35 – 5.50	2013 – 2041	7,832	6,062
	5.55 – 6.90	2016 – 2041	11,043	10,441
	7.35 – 8.95	2018 – 2039	6,642	7,677
	Floating	2014	1,000	–

Verizon Wireless - notes payable and other	5.25 – 5.55	2012 – 2014	4,250	7,000
	7.38 – 8.88	2013 – 2018	5,081	5,975
	Floating	–	–	1,250

Verizon Wireless - Alltel assumed notes	6.50 – 7.88	2012 – 2032	2,315	2,315

Telephone subsidiaries - debentures	4.63 – 7.00	2012 – 2033	4,045	7,937
	7.15 – 7.88	2012 – 2032	1,449	1,449
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries - debentures and other	6.84 – 8.75	2018 – 2028	1,700	1,700

Capital lease obligations (average rates of 6.3% and 6.8%, respectively)			352	332
Unamortized discount, net of premium			(271)	(224)

Total long-term debt, including current maturities			53,218	52,794
Less long-term debt maturing within one year			2,915	7,542

Total long-term debt			$50,303	$45,252

Verizon Communications - Notes Payable and Other

2011

During March 2011, we issued $6.25 billion aggregate principal amount of fixed and floating rate notes resulting in cash proceeds of approximately $6.19 billion, net of discounts and issuance costs. The issuances consisted of the following: $1.0 billion of Notes due 2014 that bear interest at a rate equal to three-month London Interbank Offered Rate (LIBOR) plus 0.61%, $1.5 billion of 1.95% Notes due 2014, $1.25 billion of 3.00% Notes due 2016, $1.5 billion of 4.60% Notes due 2021 and $1.0 billion of 6.00% Notes due 2041. The net proceeds were used for the repayment of commercial paper and other general corporate purposes, as well as for the redemption of certain telephone subsidiary debt during April 2011 (see "Telephone and Other Subsidiary Debt" below).

During November 2011, we issued $4.6 billion aggregate principal amount of fixed notes resulting in cash proceeds of approximately $4.55 billion, net of discounts and issuance costs. The issuances consisted of the following: $0.8 billion of 1.25% Notes due 2014, $1.3 billion of 2.00% Notes due 2016, $1.9 billion of 3.50% Notes due 2021 and $0.8 billion of 4.75% Notes due 2041. During November 2011, the net proceeds were used to redeem $1.0 billion of 7.375% Verizon Communications Notes due September 2012 at a redemption price of 105.2% of principal amount of the notes, $0.6 billion of 6.875% Verizon Communications Notes due June 2012 at a redemption price of 103.5% of principal amount of the notes and certain telephone subsidiary debt (see "Telephone and Other Subsidiary Debt" below), as well as for the repayment of commercial paper and other general corporate purposes. Any accrued and unpaid interest was paid through the date of redemption. In addition, we terminated the interest rate swap with a notional value totaling $1.0 billion related to the $1.0 billion of 7.375% Verizon Communications Notes due September 2012.

During 2011, $0.5 billion of 5.35% Verizon Communications Notes matured and were repaid and we utilized $0.3 billion under fixed rate vendor financing facilities.

The debt obligations of Terremark that were outstanding at the time of its acquisition by Verizon were repaid during the second quarter of 2011.

2010

During July 2010, Verizon received approximately $3.1 billion in cash in connection with the completion of the spin-off and merger of Spinco (see Note 2). This special cash payment was subsequently used to redeem $2.0 billion of 7.25% Verizon Communications Notes due December 2010 at a redemption price of 102.7% of the principal amount of the notes, plus accrued and unpaid interest through the date of redemption, as well as other short-term borrowings. In addition, during 2010 Verizon repaid $0.2 billion of floating rate vendor financing debt.

Verizon Wireless – Notes Payable and Other

Verizon Wireless Capital LLC, a wholly owned subsidiary of Verizon Wireless, is a limited liability company formed under the laws of Delaware on December 7, 2001 as a special purpose finance subsidiary to facilitate the offering of debt securities of Verizon Wireless by acting as co-issuer. Other than the financing activities as a co-issuer of Verizon Wireless indebtedness, Verizon Wireless Capital LLC has no material assets, operations or revenues. Verizon Wireless is jointly and severally liable with Verizon Wireless Capital LLC for co-issued notes.

2011

During May 2011, $4.0 billion aggregate principal amount of Verizon Wireless two-year fixed and floating rate notes matured and were repaid. During December 2011, we repaid $0.9 billion upon maturity for the €0.7 billion of 7.625% Verizon Wireless Notes and the related cross currency swap was settled (see Note 9).

During February 2012, $0.8 billion of 5.25% Verizon Wireless Notes matured and were repaid.

2010

In 2010, Verizon Wireless exercised its right to redeem the outstanding $1.0 billion of aggregate floating rate notes due June 2011 at a redemption price of 100% of the principal amount of the notes, plus accrued and unpaid interest through the date of redemption. In addition, during 2010, Verizon Wireless repaid the remaining $4.0 billion of borrowings that were outstanding under a $4.4 billion Three-Year Term Loan Facility Agreement with a maturity date of September 2011 (Three-Year Term Loan Facility). As there were no borrowings outstanding under this facility, it was cancelled.

Telephone and Other Subsidiary Debt

2011

During April 2011, we redeemed the $1.0 billion of 5.65% Verizon Pennsylvania Inc. Debentures due November 15, 2011 at a redemption price of 102.9% of the principal amount of the debentures; and the $1.0 billion of 6.50% Verizon New England Inc. Debentures due September 15, 2011 at a redemption price of 102.3% of the principal amount of the debentures. Any accrued and unpaid interest was paid through the date of redemption.

During November 2011, we redeemed the following debentures: $0.4 billion of 6.125% Verizon Florida Inc. Debentures due January 2013 at a redemption price of 106.3% of the principal amount of the debentures; $0.5 billion of 6.125% Verizon Maryland Inc. Debentures due March 2012 at a redemption price of 101.5% of the principal amount of the debentures; and $1.0 billion of 6.875% Verizon New York Inc. Debentures due April 2012 at a redemption price of 102.2% of the principal amount of the debentures. Any accrued and unpaid interest was paid through the date of redemption.

During January 2012, $1.0 billion of 5.875% Verizon New Jersey Inc. Debentures matured and were repaid.

2010

During 2010, $0.3 billion of 6.125% and $0.2 billion of 8.625% Verizon New York Inc. Debentures, $0.2 billion of 6.375% Verizon North Inc. Debentures and $0.2 billion of 6.3% Verizon Northwest Inc. Debentures matured and were repaid.

Debt Redemption Costs

During November 2011, we recorded debt redemption costs of $0.1 billion in connection with the early redemption of $1.0 billion of 7.375% Verizon Communications Notes due September 2012, $0.6 billion of 6.875% Verizon Communications Notes due June 2012, $0.4 billion of 6.125% Verizon Florida Inc. Debentures due January 2013, $0.5 billion of 6.125% Verizon Maryland Inc. Debentures due March 2012 and $1.0 billion of 6.875% Verizon New York Inc. Debentures due April 2012.

Guarantees

On June 24, 2011, we guaranteed the debentures and first mortgage bonds of our operating telephone company subsidiaries. As of December 31, 2011, $6.4 billion principal amount of these obligations remain outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

We also guarantee the debt obligations of GTE Corporation that were issued and outstanding prior to July 1, 2003. As of December 31, 2011, $1.7 billion principal amount of these obligations remain outstanding.

Debt Covenants

We and our consolidated subsidiaries are in compliance with all debt covenants.

Maturities of Long-Term Debt

Maturities of long-term debt outstanding at December 31, 2011 are as follows:

Years	(dollars in millions)
2012	$2,915
2013	5,637
2014	6,800
2015	1,186
2016	4,141
Thereafter	32,539